CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (unaudited) - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2022	$ 203	$ 748,109	$ (74,209)	$ 1,886,311	$ 2,560,414
Balance (in shares) at Dec. 31, 2022	20,350
Increase (Decrease) in Stockholders' Equity
Net Income				146,201	146,201
Dividends				(15,262)	(15,262)
Repurchase of common stock		(2,196)			(2,196)
Repurchase of common stock (in shares)	(41)
Issuance of common stock		1			1
Net movement in other comprehensive income			1,079		1,079
Balance at Mar. 31, 2023	$ 203	745,914	(73,130)	2,017,250	2,690,237
Balance (in shares) at Mar. 31, 2023	20,309
Balance at Dec. 31, 2022	$ 203	748,109	(74,209)	1,886,311	2,560,414
Balance (in shares) at Dec. 31, 2022	20,350
Increase (Decrease) in Stockholders' Equity
Net Income					293,222
Net movement in other comprehensive income					2,168
Balance at Jun. 30, 2023	$ 197	712,154	(72,041)	2,149,172	2,789,482
Balance (in shares) at Jun. 30, 2023	19,752
Balance at Dec. 31, 2022	$ 203	748,109	(74,209)	1,886,311	2,560,414
Balance (in shares) at Dec. 31, 2022	20,350
Balance at Dec. 31, 2023	$ 194	690,190	(75,979)	2,401,912	3,016,317
Balance (in shares) at Dec. 31, 2023	19,419
Balance at Mar. 31, 2023	$ 203	745,914	(73,130)	2,017,250	2,690,237
Balance (in shares) at Mar. 31, 2023	20,309
Increase (Decrease) in Stockholders' Equity
Net Income				147,021	147,021
Dividends				(15,099)	(15,099)
Repurchase of common stock	$ (6)	(33,760)			(33,766)
Repurchase of common stock (in shares)	(557)
Net movement in other comprehensive income			1,089		1,089
Balance at Jun. 30, 2023	$ 197	712,154	(72,041)	2,149,172	2,789,482
Balance (in shares) at Jun. 30, 2023	19,752
Balance at Dec. 31, 2023	$ 194	690,190	(75,979)	2,401,912	3,016,317
Balance (in shares) at Dec. 31, 2023	19,419
Increase (Decrease) in Stockholders' Equity
Net Income				150,498	150,498
Dividends				(15,535)	(15,535)
Repurchase of common stock		(4,132)			(4,132)
Repurchase of common stock (in shares)	(58)
Stock based compensation		1,576			1,576
Net movement in other comprehensive income			1,166		1,166
Balance at Mar. 31, 2024	$ 194	687,634	(74,813)	2,536,875	3,149,890
Balance (in shares) at Mar. 31, 2024	19,361
Balance at Dec. 31, 2023	$ 194	690,190	(75,979)	2,401,912	3,016,317
Balance (in shares) at Dec. 31, 2023	19,419
Increase (Decrease) in Stockholders' Equity
Net Income					291,650
Net movement in other comprehensive income					2,332
Balance at Jun. 30, 2024	$ 193	688,122	(73,647)	2,662,550	3,277,218
Balance (in shares) at Jun. 30, 2024	19,346
Balance at Mar. 31, 2024	$ 194	687,634	(74,813)	2,536,875	3,149,890
Balance (in shares) at Mar. 31, 2024	19,361
Increase (Decrease) in Stockholders' Equity
Net Income				141,152	141,152
Dividends				(15,477)	(15,477)
Repurchase of common stock	$ (1)	(1,090)			(1,091)
Repurchase of common stock (in shares)	(15)
Stock based compensation		1,577			1,577
Issuance of common stock		1			1
Net movement in other comprehensive income			1,166		1,166
Balance at Jun. 30, 2024	$ 193	$ 688,122	$ (73,647)	$ 2,662,550	$ 3,277,218
Balance (in shares) at Jun. 30, 2024	19,346